STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Professional fees	$ 28,889	$ 46,373	$ 30,835
Office and sundry	14,497	12,590	5,660
Consulting fees	26,395	18,816	81,665
Transfer agent fees	2,125	1,075	4,640
Accretion expense	13,951	9,381	13,970
Impairment of oil & gas properties	180,481	137,329	164,566
Total operating expenses	266,338	225,564	301,336
Other income (expense):
Interest income	2,005	1,510	815
Miscellaneous income	0	12,620	0
Interest expense	(339)	(315)	(282)
Gain on disposal of properties	44,569	0	42,502
Foreign exchange gain (loss)	(7,964)	18,660	(564)
Change in fair value of derivative liability	8,724	207,101	538,826
Total other income	46,995	239,576	581,297
Net income (loss)	(219,343)	14,012	279,961
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,560)	2,801	(34,325)
Comprehensive income (loss)	$ (220,903)	$ 16,813	$ 245,636
Basis and diluted earnings (loss) per share (Note 3)
Basic income (loss) per common share	$ (0.01)	$ 0	$ 0.02
Diluted income (loss) per common share	$ (0.01)	$ 0	$ 0.02
Basic weighted average number of shares outstanding	19,322,927	16,891,966	14,880,909
Diluted weighted average number of shares outstanding	19,322,927	16,891,966	15,310,909